Consolidated Statement of Comprehensive Income (Loss) Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (182.3)	$ (1,556.3)	$ 49.7
Net Income (Loss) Attributable to Noncontrolling Interest	(1.9)	(16.0)	(13.6)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest	(2.3)	(1.7)	(0.6)
Net translation adjustment	(18.5)	(2.5)	16.2
Net unrealized (loss) gain on available-for-sale securities	(2.8)	(24.9)	(2.9)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(0.4)	7.1	(11.0)
Net unrecognized actuarial gain and prior service credit, net of tax	(11.9)	(16.0)	(0.6)
Other Comprehensive Income (Loss)	(33.6)	(36.3)	1.7
Net income (loss)	(148.7)	(1,520.0)	48.0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (186.5)	$ (1,574.0)	$ 35.5